RBC BlueBay Ultra-Short Fixed Income Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	142 Months Ended	144 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%		2.20%
ICE BofA US 1-Year Treasury Bill Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.15%	2.73%	2.16%		1.84%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	4.41%	3.38%	2.86%	2.49%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	4.52%	3.49%	2.96%		2.59%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.69%	2.11%	1.83%		1.53%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.65%	2.08%	1.78%		1.52%